Fair Value Measurements - Schedule of Assets and Liabilities Required to be Carried at Fair Value on a Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Forward exchange contracts
Assets:
Interest rate swaps (see Note 18)		$ 2.9
Liabilities:
Derivative Liability	$ (2.8)	(0.1)
Forward exchange contracts | Level 2
Assets:
Interest rate swaps (see Note 18)		2.9
Liabilities:
Derivative Liability	(2.8)	(0.1)
Interest rate swaps
Assets:
Interest rate swaps (see Note 18)	35.6	41.1
Interest rate swaps | Level 2
Assets:
Interest rate swaps (see Note 18)	$ 35.6	$ 41.1